CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)										2 Months Ended	11 Months Ended	12 Months Ended
	Jul. 29, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Oct. 15, 2024	Feb. 27, 2024	Feb. 14, 2024	Feb. 09, 2023	Feb. 27, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jan. 01, 2024	Feb. 08, 2023
Long term debt														$ 117,382,930
Conversion price per share														$ 10
Common Stock [Member]
Shares outstanding		140,227,818										140,227,818		149,264,925	183,078,394	140,227,818	140,227,818
XCF Global Capital Inc [Member]
Long term debt									$ 202,383
Interest rate									10.00%
Stock issued during period, value, new issues
Common shares issued in the settlement of convertible debt, shares		625,000	2,725,000	2,500,000	5,000,000
Stock issued during period value conversion of convertible securities	$ 6,000,000				$ 556,401						1,077,444	$ 5,503,633
Ownership interest													44.16%
Interest expense									$ 0			$ 6,853
XCF Global Capital Inc [Member] | Common Stock [Member]
Stock issued during period, value, new issues											$ 42,500
Common shares issued in the settlement of convertible debt, shares											2,329,743	12,670,034
Stock issued during period value conversion of convertible securities											$ 2,330	$ 12,670
Shares outstanding		74,999,777									62,329,743	74,999,777	62,329,743
XCF Global Capital Inc [Member] | XCF and GL [Member] | Common Stock [Member]
Shares outstanding											20,450,000		20,450,000
XCF Global Capital Inc [Member] | XCF [Member] | Common Stock [Member]
Common shares issued in the settlement of convertible debt, shares													12,670,034
XCF Global Capital Inc [Member] | GL [Member] | Common Stock [Member]
Common shares issued in the settlement of convertible debt, shares													33,120,034
XCF Global Capital Inc [Member] | Convertible Notes [Member]
Interest rate						10.00%												10.00%
Stock issued during period, value, new issues						$ 2,000,000				$ 1,608,000
Conversion price per share						$ 0.40												$ 1
XCF Global Capital Inc [Member] | Convertible Notes [Member] | XCF and GL [Member]
Interest rate		10.00%	10.00%	10.00%								10.00%
Stock issued during period, value, new issues		$ 250,000	$ 1,090,000	$ 1,000,000
Conversion price per share		$ 0.40	$ 0.40	$ 0.40								$ 0.40
XCF Global Capital Inc [Member] | Convertible Notes [Member] | Purchase Agreement [Member]
Aggregate initial principal amount							$ 600,000	$ 1,210,383		$ 600,000
Aggregate initial principal amount							$ 164	$ 9,487
Accrued interest of debt shares							600,164	1,219,870